Related Party Transactions	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

12. RELATED PARTY TRANSACTIONS

These related parties of the Company with whom transactions are reported in these financial statements are as follows:

Name of Related Party	Relationship to Us
Yi Lu, Ph.D.	Chairman of the Board and Chief Executive Officer of the Company
Hung To Pau, Ph.D.	Director and Shareholder of the Company
Steven I-Fang Cheng, Ph.D.	Chief Technology Officer of the Company
Chen-Yi Lee	Chen-Yi Lee is the sole director and the controlling person of Advance On Ventures Limited, which owns 10.09% equity interest in the Company and has sole voting and dispositive power over shares beneficially owned by Advance On Ventures Limited. Chen-Yi Lee is also the Stockholders of the Company
Advance On Ventures Limited	Stockholders of the Company
Well Fancy Development Ltd	Hung To Pau is the director and shareholder of the entity
Shanghai Junfu Electronic Technology Co., Ltd.	Hung To Pau is the legal person and shareholder of the entity

In the ordinary course of business, during the nine-month periods ended March 31, 2025 and 2024, the Company was involved in certain transactions, either at cost or current market prices, and on the normal commercial terms with related parties. The following table provides the transactions with these parties for the years as presented (for the portion of such period that they were considered related):

	Mach 31, 2025	June 30, 2024
	US$	US$
	(unaudited)
Amount due to related parties – major stockholders
Name of related party
Yi Lu, Ph.D. (1)	107,810	110,268
Chen-Yi Lee (2)	4,818	3,544
Hung To Pau, Ph.D. (3)	244,131	-
	356,759	113,812
Amount due to related parties – related corporations
Name of related party
Well Fancy Development Ltd (4)	763,872	-
Shanghai Junfu Electronic Technology Co., Ltd. (5)	764,810	674,262
	1,528,682	674,262

1.	Advanced Biomed Inc. (Taiwan) entered into an unsecured, interest-free loan to Yi Lu, Ph.D. amounting to NTD 3,578,212 (approximately US$107,810) for general working capital in January 2023. As of March 31, 2025 and June 30, 2024, the loan balance due to Yi Lu amounted to US$107,810 and US$110,268, respectively.

2.	Payments of expenses on behalf of Advanced Biomed Inc. (Taiwan).
3.	Advanced Biomed Inc.(HK) entered into one unsecured, interest-free loan to Hung To Pau, Ph.D. amounting to US$200,000 for general working capital in July 2024. And Shanghai Sglcell Biotech Co., Ltd entered into three unsecured, interest-free loans to Hung To Pau, Ph.D. amounting to RMB122,566 (approximately US$16,890), RMB121,681 (approximately US$16,768) and RMB76,000 (approximately US$10,473) for general working capital in October 2024, November 2024 and December 2024. As of March 31, 2025, the loan balance due to Hung To Pau, Ph.D. totally amounted to US$200,000 and RMB320,247 (approximately US$44,131) for general working capital.

4.	Advanced Biomed Inc.(Taiwan) entered into four unsecured, interest-free loans to Well Fancy Development Ltd amounting to NTD 5,740,600 (approximately US$172,962), NTD 1,911,944 (approximately US$57,606), NTD 1,906,840 (approximately US$57,452), NTD 3,121,500 (approximately US$94,049), NTD 1,798,060 (approximately US$54,175), NTD 1,291,552 (approximately US$38,914) and NTD 455,992 (approximately US$13,739) for general working capital in July 2024, October 2024, November 2024, December 2024, January 2025, February 2025 and March 2025. And Advanced Biomed Inc. entered into one unsecured, interest-free loan to Well Fancy Development Ltd amounting to US$119,975 and US$155,000 for general working capital in November 2024 and March 2025. As of March 31, 2025, the loan balance due to Well Fancy Development Ltd totally amounted to NTD 16,226,488 (approximately US$488,897) and US$274,975 for general working capital.

Advanced Biomed Inc.(Taiwan) entered into ten unsecured, interest-free loans to Well Fancy Development Ltd amounting to NTD 2,967,700 (approximately US$89,415), NTD 2,989,873 (approximately US$90,084), NTD 4,270,200 (approximately US$128,659), NTD 1,945,000 (approximately US$58,602), NTD 1,858,120 (approximately US$55,984), NTD 2,912,200 (approximately US$87,743), NTD 2,890,065 (approximately US$87,076), NTD 5,857,750 (approximately US$176,491), NTD 4,356,145 (approximately US$131,249) and NTD 3,732,100 (approximately US$112,447) for general working capital in August 2022, April 2023, May 2023, June 2023, July 2023, August 2023, October 2023, December 2023, February 2024 and April 2024, respectively.

And Advanced Biomed Inc. entered into five unsecured, interest-free loan to Well Fancy Development Ltd amounting to US$6,000, $9,975, $79,975, $299,975, $149,975 for general working capital in September 2021, July 2023, September 2023, December 2023, April 2024, respectively.

As of June 30, 2024, the total loan balance due to Well Fancy Development Ltd totally amounted to NTD 33,779,153 (approximately US$1,017,750) and amounted to US$545,900 for general working capital. And the total amount due to Well Fancy Development Ltd of NTD 33,779,153 (approximately US$1,017,750) and US$545,900, totaling US$1,586,860, have been waived off by Well Fancy Development Ltd on June 30, 2024.

5.	Shanghai Sglcell Biotech Co., Ltd entered into nine unsecured, interest-free loans to Shanghai Junfu Electronic Technology Co., Ltd. amounting to RMB500,000 (approximately US$68,902) in April 2023, May 2023, June 2023 and September 2023, respectively, and RMB700,000 (approximately US$96,462), RMB1,500,000 (approximately US$206,706), RMB700,000 (approximately US$96,462) and RMB650,000 (approximately US$89,572) in January 2024, March 2024, June 2024 and October 2024, respectively, for general working capital. As of March 31, 2025 and June 30, 2024, the loan balance due to Shanghai Junfu Electronic Technology Co., Ltd totally amounted to RMB5,550,000 (approximately US$764,810) and RMB4,900,000 (approximately to US$674,262), respectively.

13. RELATED PARTY TRANSACTIONS

These related parties of the Company with whom transactions are reported in these financial statements are as follows:

Name of Related Party	Relationship to Us
Yi Lu, Ph.D.	Chairman of the Board and Chief Executive Officer of the Company
Hung To Pau, Ph.D.	Director, Secretary and Shareholder of the Company
Steven I-Fang Cheng, Ph.D.	Chief Technology Officer of the Company
Chen-Yi Lee	Chen-Yi Lee is the sole director and the controlling person of Advance On Ventures Limited, which owns 10.92% equity interest in the Company and has sole voting and dispositive power over shares beneficially owned by Advance On Ventures Limited. Chen-Yi Lee is also the Stockholders of the Company
Advance On Ventures Limited	Stockholders of the Company
Well Fancy Development Ltd	Hung To Pau is the director and shareholder of the entity
Shanghai Junfu Electronic Technology Co., Ltd.	Hung To Pau is the legal person and shareholder of the entity

In the ordinary course of business, during the fiscal years ended June 30, 2024 and 2023, the Company was involved in certain transactions, either at cost or current market prices, and on the normal commercial terms with related parties. The following table provides the transactions with these parties for the years as presented (for the portion of such period that they were considered related):

	June 30, 2024	June 30, 2023
	US$	US$
Amount due to related parties – major stockholders
Name of related party
Hung To Pau, Ph.D. (1)	-	933,471
Yi Lu, Ph.D. (2)	110,268	114,907
Chen-Yi Lee (3)	3,544	4,299
	113,812	1,052,677
Amount due to related parties – related corporations
Name of related party
Well Fancy Development Ltd (4)	-	396,905
Shanghai Junfu Electronic Technology Co., Ltd. (5)	674,262	206,897
	674,262	603,802
	For the years ended June 30,
Additional paid-in capital	2024	2023
	US$	US$
Waiver of amount due to related parties – Hung To Pau, Ph.D. (6)	1,233,764	-
Waiver of amount due to related parties – Well Fancy Development Ltd.(7)	1,586,860	-

1.	Payments of IPO costs paid on behalf of Advanced Biomed Inc. As of June 30, 2024, the amount due to Hung To Pau, Ph.D. of US$1,233,764 has been waived off by Hung To Pau, Ph.D.

2.	Advanced Biomed Inc.(Taiwan) entered into an unsecured, interest-free loan to Yi Lu amounting to NTD 3,578,212 (approximately US$110,268) for general working capital in January 2023. As of June 30, 2024 and 2023, the loan balance due to Yi Lu amounted to US$110,268 and US$114,907, respectively.

3.	Payments of expenses on behalf of Advanced Biomed Inc. (Taiwan).

4.	Advanced Biomed Inc.(Taiwan) entered into ten unsecured, interest-free loans to Well Fancy Development Ltd amounting to NTD 2,967,700 (approximately US$91,455), NTD2,989,873 (approximately US$92,138), NTD4,270,200 (approximately US$131,593), NTD1,945,000 (approximately US$59,938), NTD1,858,120 (approximately US$57,261), NTD2,912,200 (approximately US$89,744), NTD2,890,065 (approximately US$89,062), NTD5,857,750 (approximately US$180,516), NTD4,356,145 (approximately US$134,242) and NTD3,732,100 (approximately US$115,011) for general working capital in August 2022, April 2023, May 2023, June 2023, July 2023, August 2023, October 2023, December 2023, February 2024 and April 2024, respectively. As of June 30, 2024, the loan balance due to Well Fancy Development Ltd totally amounted to US$1,040,960 and amounted to US$545,900 for general working capital. And the total amount due to Well Fancy Development Ltd of NTD33,779,153 and US$545,900 have been waived off by Well Fancy Development Ltd. As of June 30, 2023, the loan balance due to Well Fancy Development Ltd totally amounted to US$396,905.

5.	Shanghai Sglcell Biotech Co., Ltd entered into four unsecured, interest-free loans to Shanghai Junfu Electronic Technology Co., Ltd. amounting to RMB500,000 (approximately US$68,802) in April 2023, May 2023, June 2023 and September 2023, respectively, and RMB700,000 (approximately US$96,323), RMB1,500,000 (approximately US$206,407) and RMB700,000 (approximately US$96,323) in January 2024, March 2024 and June 2024, respectively, for general working capital. As of June 30, 2024 and June 30, 2023, the loan balance due to Shanghai Sglcell Biotech Co., Ltd totally amounted to US$674,262 and US$206,897, respectively.

6.	As of June 30, 2024, the amount due to Hung To Pau, Ph.D. of US$1,233,764 has been waived off by Hung To Pau, Ph.D.

7.	As of June 30, 2024, the total amount due to Well Fancy Development Ltd of US$1,586,860 has been waived off by Well Fancy Development Ltd.